Accrued maintenance liability	12 Months Ended
Dec. 31, 2023
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability	Accrued maintenance liability
Movements in accrued maintenance liability during the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Accrued maintenance liability at beginning of period	$2,503,202	$2,900,651
Maintenance payments received	817,229	779,824
Maintenance payments returned	(201,474)	(245,294)
Release to income upon sale	(87,809)	(71,668)
Release to income other than upon sale	(203,440)	(770,492)	(a)
Lessor contribution, top ups and other	36,022	(89,819)	(a)
Accrued maintenance liability at end of period	$2,863,730	$2,503,202

(a)Accrued maintenance liability released to income other than upon sale and lessor contribution, top-ups and other for the year ended December 31, 2022 included amounts related to the Ukraine Conflict. Refer to Note 25—Net charges related to Ukraine Conflict for further details.